Contingencies	12 Months Ended
Dec. 31, 2017
Contingencies
Contingencies

21.  Contingencies

Ball is subject to numerous lawsuits, claims or proceedings arising out of the ordinary course of business, including actions related to product liability; personal injury; the use and performance of company products; warranty matters; patent, trademark or other intellectual property infringement; contractual liability; the conduct of the company’s business; tax reporting in domestic and foreign jurisdictions; workplace safety and environmental and other matters. The company has also been identified as a potentially responsible party (PRP) at several waste disposal sites under U.S. federal and related state environmental statutes and regulations and may have joint and several liability for any investigation and remediation costs incurred with respect to such sites. In addition, we have received claims alleging that employees in certain plants have suffered damages due to exposure to alleged workplace hazards. Some of these lawsuits, claims and proceedings involve substantial amounts, including as described below, and some of the environmental proceedings involve potential monetary costs or sanctions that may be material. Ball has denied liability with respect to many of these lawsuits, claims and proceedings and is vigorously defending such lawsuits, claims and proceedings. The company carries various forms of commercial, property and casualty, and other forms of insurance; however, such insurance may not be applicable or adequate to cover the costs associated with a judgment against Ball with respect to these lawsuits, claims and proceedings. The company estimates that potential liabilities for all currently known and estimable environmental matters are approximately $37 million in the aggregate and have been included in other current liabilities and other noncurrent liabilities at December 31, 2017.

As previously reported, the U.S. Environmental Protection Agency (USEPA) considers the company a PRP with respect to the Lowry Landfill site located east of Denver, Colorado. In 1992, the company was served with a lawsuit filed by the City and County of Denver (Denver) and Waste Management of Colorado, Inc., seeking contributions from the company and approximately 38 other companies. The company filed its answer denying the allegations of the complaint. Subsequently in 1992, the company was served with a third-party complaint filed by S.W. Shattuck Chemical Company, Inc., seeking contribution from the company and other companies for the costs associated with cleaning up the Lowry Landfill. The company denied the allegations of the complaint.

Also in 1992, Ball entered into a settlement and indemnification agreement with Chemical Waste Management, Inc., and Waste Management of Colorado, Inc. (collectively Waste Management) and Denver pursuant to which Waste Management and Denver dismissed their lawsuit against the company, and Waste Management agreed to defend, indemnify and hold harmless the company from claims and lawsuits brought by governmental agencies and other parties relating to actions seeking contributions or remedial costs from the company for the clean-up of the site. Waste Management, Inc., has agreed to guarantee the obligations of Waste Management. Waste Management and Denver may seek additional payments from the company if the response costs related to the site exceed $319 million. In 2003 Waste Management, Inc., indicated that the cost of the site might exceed $319 million in 2030, approximately three years before the projected completion of the project. In February 2018, Waste Management reported that total project costs through 2016 were approximately $142 million. The company might also be responsible for payments (based on 1992 dollars) for any additional wastes that may have been disposed of by the company at the site but which are identified after the execution of the settlement agreement. While remediating the site, contaminants were encountered, which could add an additional clean-up cost of approximately $10 million. This additional clean-up cost could, in turn, add approximately $1 million to total site costs for the PRP group. At this time, there are no Lowry Landfill actions in which the company is actively involved. Based on the information available to the company at this time, we do not believe that this matter will have a material adverse effect upon the liquidity, results of operations or financial condition of the company.

In November 2012, the USEPA wrote to the company asserting that it is one of at least 50 PRPs with respect to the Lower Duwamish site located in Seattle, Washington, based on the company’s ownership of a glass container plant prior to 1995, and notifying the company of a proposed remediation action plan. A site was selected to begin data review on over 30 industrial companies and government entities and at least two PRP groups have been discussing various allocation proposals. The USEPA issued the site Record of Decision (ROD) in December 2014. Ball submitted its initial responses to the allocator’s questionnaire in March 2015, and after reviewing submissions from the PRPs alleging deficiencies in certain of Ball’s responses, the allocator denied certain of the allegations and directed the company to answer others, to which Ball responded during the fourth quarter of 2016. A group of de minimis PRPs, including Ball, retained a technical consultant to assist with their positions vis-à-vis larger PRPs, and further presentations were made to the site allocator during the fourth quarter of 2017 and the first quarter of 2018. Total site remediation costs of $342 million, to cover remediation of approximately 200 acres of river bottom, are expected according to the proposed remediation action plan, which does not include $100 million that has already been spent, and which will be allocated among the numerous PRPs in due course. Based on the information available to the company at this time, we do not believe that this matter will have a material adverse effect upon the liquidity, results of operations or financial condition of the company.

In February 2012, Ball Metal Beverage Container Corp. (BMBCC) filed an action against Crown Packaging Technology, Inc. (Crown) in the U.S. District Court for the Southern District of Ohio seeking a declaratory judgment that the manufacture, sale and use of certain ends by BMBCC and its customers do not infringe certain claims of Crown’s U.S. patents. Crown subsequently filed a counterclaim alleging infringement of certain claims in these patents seeking unspecified monetary damages, fees and declaratory and injunctive relief. The District Court issued a claim construction order at the end of December 2015 and held a scheduling conference on February 10, 2016, to determine the timeline for future steps in the litigation. The case was stayed by mutual agreement of the parties into the third quarter of 2016, during which Crown made preparations for its discovery with respect to certain ends previously produced by Rexam, and such discovery began during the first half of 2017. The parties attempted to mediate the case on August 1, 2017, but no progress was made, and the case continues as scheduled, with discovery expected to continue through the third quarter of 2018. Based on the information available to the company at the present time, the company does not believe that this matter will have a material adverse effect upon the liquidity, results of operations or financial condition of the company.

A former Rexam Personal Care site in Annecy, France, was found in 2003 to be contaminated following a leak of chlorinated solvents (TCE) from an underground feedline. The site underwent extensive investigation and an active remediation treatment system was put in place in 2006. The business operating from the site was sold to Albea in 2013 and in turn to a French company CATIDOM (operating as Reboul). Reboul vacated the site in September 2014, and the site reverted back to Rexam during the first quarter of 2015. As part of the site closure regulatory requirements, a new regulatory permit (Prefectoral Order) was issued in June 2016, which includes requirements to undertake a cost-benefit analysis and pilot studies of further treatment for the known residual solvent contamination following the shutdown of the current on-site treatment system. A new management plan will be proposed to the French Environmental Authorities (DREAL) during 2018. Based on the information available to the company at this time, we do not believe that this matter will have a material adverse effect upon the liquidity, results of operations or financial condition of the company.

The company’s operations in Brazil are involved in various governmental assessments, principally related to claims for taxes on the internal transfer of inventory, gross revenue taxes and indirect tax incentives. The company does not believe that the ultimate resolution of these matters will materially impact the company’s results of operations, financial position or cash flows. Under customary local regulations, the company’s Brazilian subsidiaries may need to post cash or other collateral if the process to challenge any administrative assessment proceeds to the Brazilian court system; however, the level of any potential cash or collateral required would not significantly impact the liquidity of those subsidiaries or Ball Corporation.

During the first quarter of 2017, the Brazilian Supreme Court (the Court) ruled against the Brazilian tax authorities in a leading case related to the computation of certain indirect taxes. The Court ruled that the indirect tax base should not include a value-added tax known as “ICMS.”  By removing the ICMS from the tax base, the Court effectively eliminated a “tax on tax.”

The Court decision, in principle, affects all applicable judicial proceedings in progress. However, after publication of the decision in October 2017, the Brazilian tax authorities filed an appeal seeking clarification of certain matters, including the amount of ICMS to which taxpayers would be entitled in order to reduce their indirect tax base (i.e., the gross rate or net rate). The appeal also requested a modulation of the decision’s effects, which may limit its impact on taxpayers.

Our Brazilian subsidiaries have paid to the Brazilian tax authorities the gross amounts of certain indirect taxes (which included ICMS in their tax base) and have filed lawsuits in 2014 and 2015, in order to challenge the legislation regarding those taxes. Pursuant to these lawsuits, we have requested reimbursement of prior excess tax payments. Taking into consideration that the Court may settle different premises for ICMS exclusion, which will be resolved only after the pending appeal is decided, we believe the outcome of this matter is uncertain at this time. The resolution of the appeal may result in a material reimbursement to the company from the Brazilian government, the amount of which cannot be estimated at this time.